RELATED PARTY TRANSACTIONS - Fund management fees paid (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Fund management fees paid	$ 3,036,425	$ 1,240,533
Series 20
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series 21
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series 22
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series 23
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series 24
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series 25
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series 26
Related Party Transaction [Line Items]
Fund management fees paid	5,864	12,845
Series 27
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series 28
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series 29
Related Party Transaction [Line Items]
Fund management fees paid	27,499	0
Series 30
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series 31
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series 32
Related Party Transaction [Line Items]
Fund management fees paid	8,938	128,907
Series 33
Related Party Transaction [Line Items]
Fund management fees paid	9,326	29,331
Series 34
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series 35
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series 36
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series 37
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series 38
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series 39
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series 40
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series 41
Related Party Transaction [Line Items]
Fund management fees paid	1,507,201	64,500
Series 42
Related Party Transaction [Line Items]
Fund management fees paid	50,236	19,259
Series 43
Related Party Transaction [Line Items]
Fund management fees paid	0	45,534
Series 44
Related Party Transaction [Line Items]
Fund management fees paid	411,888	84,442
Series 45
Related Party Transaction [Line Items]
Fund management fees paid	683,677	742,389
Series 46
Related Party Transaction [Line Items]
Fund management fees paid	$ 331,796	$ 113,326